Cost of sales and administrative expenses (Tables)	12 Months Ended
Apr. 30, 2026
Cost Of Sales And Administrative Expenses
Schedule of cost of sales and administrative expenses

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD
Cost of sales include the following:
Subcontractors’ charges	11,248,967	7,184,250	9,201,052	7,223,310
Employee benefits expense
- Salaries and related costs	1,468,350	1,755,522	3,233,589	2,538,537

Administrative expenses include the following:
Employee benefits expense
- Directors’ fee	-	-	51,904	40,747
- Salaries and related costs	646,290	1,014,897	3,082,592	2,419,997
- Defined contribution plan	143,425	187,915	209,770	164,680
- Staff welfare	35,675	53,550	249,314	195,725
Legal and professional fees	101,608	529,059	2,298,513	1,804,453